CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY (USD $) In Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Total APWC shareholders’ equity	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 138	$ 111,541	$ 25,908	$ (10,195)	$ 0	$ 127,392	$ 55,200	$ 182,592
Net income			14,140			14,140	11,247	25,387
Other comprehensive income				11,481		11,481	6,252	17,733
Increase in shareholding in a subsidiary			181			181	(181)	0
Ending Balance, Amount at Dec. 31, 2010	138	111,541	40,229	1,286	0	153,194	72,518	225,712
Net income			(5,439)			(5,439)	2,355	(3,084)
Other comprehensive income				(1,000)		(1,000)	(2,795)	(3,795)
Increase in shareholding in a subsidiary			(245)			(245)	245	0
Disposal of a subsidiary							(949)	(949)
Dividend paid to noncontrolling shareholders of subsidiaries							(3,195)	(3,195)
Ending Balance, Amount at Dec. 31, 2011	138	111,541	34,545	286	0	146,510	68,179	214,689
Purchase of treasury stock					(6)	(6)		(6)
Net income			10,949			10,949	7,961	18,910
Other comprehensive income				5,138		5,138	(176)	4,962
Increase in shareholding in a subsidiary		(933)	59			(874)	(3)	(877)
Disposal of a subsidiary
Dividend paid to noncontrolling shareholders of subsidiaries							(3,067)	(3,067)
Ending Balance, Amount at Dec. 31, 2012	$ 138	$ 110,608	$ 45,553	$ 5,424	$ (6)	$ 161,717	$ 72,894	$ 234,611